Tax on Profit/(Loss) for the Year and Deferred Tax - Summary of Tax on Profit/Loss and Deferred Tax (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax on profit/(loss) for the year:
Current tax (expense)/income	€ 394	€ 477	€ 227
Current tax expense (income) and adjustments for current tax of prior periods	394	477	227
Tax for the year can be explained as follows:
Profit/(loss) before tax	(130,491)	(124,374)	(68,732)
Tax at the Danish corporation tax rate of 22%	28,708	27,362	15,121
Tax effect of:
Non-deductible costs	(4,327)	(1,553)	(1,153)
Additional tax deductions	4,074	356	65
Share of profit/(loss) of associate	(71)
Unrecognized deferred tax from associate	(2,312)
Tax credits		(1,028)	(740)
Other effects including effect of different tax rates	143	598	266
Valuation adjustments on deferred tax assets	(25,821)	(25,258)	(13,332)
Tax on profit/(loss) for the year	€ 394	€ 477	€ 227
Effective tax rate	(0.30%)	(0.38%)	(0.33%)
Tax deductible losses	€ (74,120)	€ (52,084)	€ (27,188)
Deferred income	(3,092)	(86)	(144)
Other temporary differences	(1,324)	(545)	(124)
Valuation allowances	78,536	52,715	27,456
Total Deferred Tax Asset at December 31	€ 0	€ 0	€ 0